Note 7 - Goodwill and Intangible Assets - Estimated Aggregate Future Amortization Expense for Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Remaining 2022	$ 309
2023	296
2024	281
2025	264
2026	253
Total	1,403	$ 1,724
Core Deposits [Member]
Thereafter	$ 0